RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS - ACCRUED RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS BY TYPE OF COST AND INITIATIVE (Details) $ in Millions	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) position	Sep. 30, 2017 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period					$ 21	$ 90	$ 90	$ 59	$ 2
Restructuring charges		$ 16	$ 6		42	22
Restructuring payments					(23)
Foreign currency effect on liability balance					1			(6)
Accrued liabilities at the end of the period	$ 59	$ 41		$ 59	$ 41		21	90	59
Number of positions terminated | item					338
Number of positions terminated at reporting date | item		0			0
Workforce reductions
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period					$ 21	$ 90	90	59	2
Restructuring charges				57	34		3	61
Restructuring payments					(15)
Foreign currency effect on liability balance					1			(6)
Accrued liabilities at the end of the period	$ 59	$ 41		$ 59	41		$ 21	90	$ 59
Number of positions terminated | position	900						323
Other restructuring costs
Accrued restructuring costs roll forward
Restructuring charges					8			$ 15
Restructuring payments					$ (8)